Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted an executive incentive compensation recovery policy pursuant to Section 10D of the Exchange Act, Rule 10D-1 promulgated under the Exchange Act (“Rule 10D-1”), and Listing Rule 5608 adopted by Nasdaq (the “Listing Standards”) to provide for the recovery of certain incentive-based compensation in the event of an accounting restatement, which became effective in February 2025. The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation received by current or former executive officers (as defined under Rule 10D-1) in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws. The recovery applies regardless of whether the covered officer engaged in misconduct. The amount subject to recovery is the excess of the incentive-based compensation received over the amount that would have been received based on the restated financials, calculated over a lookback period of the three completed fiscal years preceding the restatement trigger date. During the fiscal year ended June 30, 2025, no amounts were recovered under the Clawback Policy. A copy of the Clawback Policy is filed as Exhibit 97.1 to the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025.